Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 1,394
2014	1,079
2015	845
2016	536
2017	390
Thereafter	678
Total	$ 4,922